Income Taxes - Income Taxes Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Excess tax deductions related to share-based payments	$ (685)	$ (270)	$ (229)
Excess tax deductions related to share-based payments	(1,135)	715	(688)
Total income tax recognized directly in equity	$ (1,820)	$ 445	$ (917)